EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE
NOTE 16:	EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share

The calculation of basic earnings (loss) per share as for the year ending December 31, 2023, 2022 and 2021 was based on the profit (loss) for the year divided by a weighted average number of ordinary shares outstanding, calculated as follows:

Profit (loss) for the year:

	Year ended December 31
	2023	2022	2021
	USD thousands

Profit (loss) for the year	(21,487)	22,737	73,223

Weighted average number of ordinary shares:

	Year ended December 31
	2023	2022	2021
	Shares of NIS 0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings (loss) per share as at December 31	143,589,188	149,937,339	144,493,989

Basic earnings (loss) per share (in USD)	(0.15)	0.15	0.51

Diluted earnings (loss) per share:

The calculation of diluted earnings (loss) per share as of December 31, 2023, 2022 and 2021 was based on profit (loss) for the year divided by a weighted average number of shares outstanding after adjustment for the effects of all dilutive potential ordinary shares, calculated as follows:

Weighted average number of ordinary shares (diluted):

	Year ended December 31
	2023	2022	2021
	Shares of NIS 0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings per share	143,589,188	149,937,339	144,493,989
Effect of share options on issue	-	3,120,304	8,212,903

Weighted average number of ordinary shares used to calculate diluted earnings per share	143,589,188	153,057,643	152,706,892

Diluted earnings per share (in USD)	(0.15)	0.15	0.48

At December 31, 2023 6,749 thousand share options, RSUs and PSUs (in 2022 and 2021: 8,851 thousand and 3,061 thousand, respectively) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.